Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Cost of Sale
2.	COST OF SALES
	Salaries and wages	(334.8)	(392.8)	(414.7)
	Consumable stores	(270.4)	(280.0)	(346.7)
	Utilities	(131.5)	(148.3)	(150.1)
	Mine contractors	(511.0)	(365.3)	(307.4)
	Other	(218.8)	(204.4)	(207.6)
	Cost of sales before gold inventory change and amortisation and depreciation	(1,466.5)	(1,390.8)	(1,426.5)
	Gold inventory change	43.0	16.2	69.5
	Cost of sales before amortisation and depreciation	(1,423.5)	(1,374.6)	(1,357.0)
	Amortisation and depreciation	(610.0)	(668.4)	(748.1)
	Total cost of sales	(2,033.5)	(2,043.0)	(2,105.1)